Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible assets

17.	Intangible assets

	12.31.2022	12.31.2021
Concession agreement - distribution of electricity (17.1)	7,257,827	6,596,184
Generation concession agreements/ authorization (17.2)	2,252,615	2,473,858
Concession agreement - piped gas distribution (17.3)	726,107	96,145
Other intangible assets (17.4)	41,178	49,373
	10,277,727	9,215,560

Management did not identify evidence that would justify the need to recognize impairment of intangible assets in 2022 and 2021.

17.1	Power distribution service concession

	Intangible asset	Special liabilities
	in service	in service	Total
Balance as of January 1, 2021	8,953,486	(2,750,099)	6,203,387
Transfers from accounts receivable - concessions (Note 10.1)	-	(8,385)	(8,385)
Transfers from contract assets (Note 10.1)	943,905	(122,346)	821,559
Transfers to other receivables	(3,563)	-	(3,563)
Amortization quotas - concession (a)	(522,525)	146,697	(375,828)
Amortization quotas - PIS/Pasep and Cofins credits	(10,363)	-	(10,363)
Loss on disposal	(30,623)	-	(30,623)
Balance as of December 31, 2021	9,330,317	(2,734,133)	6,596,184
Transfers from contract assets (Note 10.1)	1,332,118	(194,794)	1,137,324
Transfers to other receivables	(955)	-	(955)
Amortization quotas - concession (a)	(564,252)	153,503	(410,749)
Amortization quotas - PIS/Pasep and Cofins credits	(10,483)	-	(10,483)
Loss on disposal	(53,494)	-	(53,494)
Balance as of December 31, 2022	10,033,251	(2,775,424)	7,257,827
(a)	Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.

The balance refers to the portion of infrastructure that will be used during concession, net of special liabilities. The special liabilities represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits.

17.2	Generation concession agreements

		Concession	Concession and
		contract (a)	authorization
	in service	in progress	rights/ goodwill	Total
Balance as of January 1, 2021	195,622	-	358,218	553,840
Effect of acquisition of control of Vilas Complex	-	-	277,120	277,120
Technical goodwill arising from the business combination - Vilas Complex	-	-	94,221	94,221
ANEEL grant - use of public property	63,446	1,823	-	65,269
Amortization quotas - concession and authorization (b)	(72,148)	-	(14,987)	(87,135)
Capitalizations for intangible in service	1,823	(1,823)	-
Hydrological Risk Renegotiation - GSF	1,570,543	-	-	1,570,543
Balance as of December 31, 2021	1,759,286	-	714,572	2,473,858
Effect of acquisition of control of Vilas Complex (Note 1.1.1)	-	-	23,982	23,982
Technical goodwill arising from the business combination - Vilas Complex (Note 1.1.1)	-	-	8,154	8,154
Amortization quotas - concession and authorization (b)	(228,509)	-	(24,870)	(253,379)
Balance as of December 31, 2022	1,530,777	-	721,838	2,252,615
(a)	Includes the balances of use of public asset and hydrological risk renegotiation
(b)	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

17.3	Piped gas distribution service concession

Balance as of January 1, 2021	132,366
Transfers from contract assets (Note 10.2)	3,398
Transfers from accounts receivable - concessions (Note 9.2)	(1,398)
Amortization quotas - concession	(38,221)
Balance as of December 31, 2021	96,145
Additions - renewal of the concession	413,410
Transfers from contract assets (Note 10.2)	13,738
Transfers to accounts receivable - concessions (Note 9.2)	243,628
Amortization quotas - concession	(40,690)
Loss on disposal	(124)
Balance as of December 31, 2022	726,107

The additions and the balance transferred from the Accounts receivable related to the concession are due to the renewal of the Compagas concession (Note 2.1.1). The amount recorded as an Intangible asset will be amortized as of the concession renewal, over the expected useful life of the asset (30 years for gas distribution operation assets and 10 years for other assets), limited to the final term of the concession.

17.4	Other intangible assets

Assets consisting of software purchased from third parties or generated internally, measured at total acquisition cost minus amortization expenses.

	in service	in progress	Total
Balance as of January 1, 2021	19,209	20,654	39,863
Effect of acquisition of control of Vilas Complex	10,275	-	10,275
Acquisitions	-	10,375	10,375
Transfers from property, plant and equipment	986	482	1,468
Capitalizations for intangible in service	4,453	(4,453)	-
Amortization quotas (a)	(7,770)	-	(7,770)
Amortization quotas - PIS/Pasep and Cofins credits	(5)	-	(5)
Partial division of assets	(5,047)	(526)	(5,573)
(-) Reclassification (b)	141	599	740
Balance as of December 31, 2021	22,242	27,131	49,373
Acquisitions	-	8,319	8,319
Transfers from property, plant and equipment	(9,795)	-	(9,795)
Capitalizations for intangible in service	5,561	(5,561)	-
Amortization quotas (a)	(5,160)	-	(5,160)
Loss on disposal	-	(1,559)	(1,559)
Balance as of December 31, 2022	12,848	28,330	41,178
(a)	Annual amortization rate: 20%.
(b)	Reclassification to Assets classified as held for sale (Note 39).